Expenses by nature	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Expenses by nature
Note 6 - Expenses by nature
The following table illustrates the Group's expenses for major functions by nature:

	For the year ended December 31, 2025
	Cost of sales	Selling, general and administrative expense	Research and development expense	Total
Inventory costs	2,914,511	—	—	2,914,511
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	1,049,851	—	—	1,049,851
Advertising, selling, and promotion costs	—	245,673	—	245,673
Professional services and consultant costs	—	199,548	29,219	228,767
Employee benefit costs	5,396	204,883	13,744	224,023
Warranties and costs associated with settling contract liabilities	148,700	—	—	148,700
Sales agent costs	—	123,385	—	123,385
Depreciation and amortization expense	17,633	23,397	11,694	52,724
Derecognition of IP assets	—	—	23,080	23,080
Maintenance and insurance service costs	—	19,212	—	19,212
Other costs	5,928	40,360	(101)	46,187
Total	4,142,019	856,458	77,636	5,076,113

	For the year ended December 31, 2024
	Cost of sales	Selling, general and administrative expense	Research and development expense	Total
Inventory costs	2,202,061	—	—	2,202,061
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	622,092	—	—	622,092
Advertising, selling, and promotion costs	—	301,199	—	301,199
Professional services and consultant costs	—	256,683	26,714	283,397
Employee benefit costs	7,983	198,053	3,112	209,148
Warranties and costs associated with settling contract liabilities	68,264	951	—	69,215
Sales agent costs	—	58,009	—	58,009
Depreciation and amortization expense	13,006	32,864	9,849	55,719
Maintenance and insurance service costs	—	17,910	—	17,910
Other costs	(2,978)	25,034	(1,325)	20,731
Total	2,910,428	890,703	38,350	3,839,481

	For the year ended December 31, 2023
	Cost of sales	Selling, general and administrative expense	Research and development expense	Total
Inventory costs	2,330,807	(410)	—	2,330,397
Advertising, selling, and promotion costs	—	236,675	16,058	252,733
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	339,592	(24)	—	339,568
Professional services and consultant costs	—	380,230	10,733	390,963
Employee benefit costs	43,207	191,922	527	235,656
Depreciation and amortization expense	16,019	24,315	75,111	115,445
Warranties and costs associated with settling contract liabilities	89,922	1,626	—	91,548
Sales agent costs	—	53,570	—	53,570
Maintenance and insurance service costs	—	21,844	—	21,844
Other costs	(41,325)	34,429	54,851	47,955
Total	2,778,222	944,177	157,280	3,879,679